Income Taxes (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
Net operating loss carry forward		13,667	9,191
Deferred rent		5,638	5,817
Accrued payroll and other expense		2,227	2,917
FA impairment		3,263	841
Other		264	331
Valuation allowance	(2,900)	(18,263)	(11,002)
Total deferred tax assets		6,796	8,095
Deferred tax assets are analyzed as:
Current	124	771	3,216
Non-current	967	6,025	4,879
Total deferred tax assets		6,796	8,095